Employee Benefit Arrangements - Defined Contribution Plans - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Compensation And Retirement Disclosure [Abstract]
Company match percentage of participant's eligible compensation	6.00%	6.00%
Award vesting period	4 years	4 years
Cost recognized for defined contribution pension plans		$ 34.4	$ 38.2	$ 37.7